Shareholder Report, Line Graph (Details) 195394_Muzinich Low Duration Fund_Supra Institutional Class_TSR Annual {Supra Institutional Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2025
Supra Institutional Class
Account Value [Line Items]
Accumulated Value	$ 6,667,789	$ 6,272,569	$ 5,827,945	$ 6,033,854	$ 5,886,731	$ 5,735,141	$ 5,317,039	$ 5,275,139	$ 5,059,680	$ 5,000,000	$ 7,093,105
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	5,397,845	5,331,192	5,051,882	5,807,437	5,898,393	5,486,538	5,046,638	5,046,065	4,873,455	5,000,000	$ 5,791,937
ICE BofA U.S. Corporate & Government 1-3 Yrs [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Corporate & Government 1-3 Yrs
Accumulated Value	$ 5,755,572	$ 5,509,222	$ 5,263,695	$ 5,469,727	$ 5,492,294	$ 5,314,524	$ 5,106,743	$ 5,024,800	$ 4,982,102	$ 5,000,000	$ 6,062,833